Securitizations And Variable Interest Entities (Schedule Of Cash Flow Received and Paid To Nonconsolidated Securitization Entities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consumer Loans Auto Financing Receivable [Member]
Cash Flow Received And Paid To Nonconsolidated Securitization Entities [Line Items]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale	$ 0	$ 6	$ 0
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	0	1,979	0
Cash Flows Between Transferor and Transferee, Servicing Fees	13	12	0
Representations and warranties obligations	0	0	0
Cash Flows Between Transferor and Transferee, Receipts on Transferor's Interest in Transferred Financial Assets, Other	0	0	0
Cash flows received on retained interests in securitization entities		0	0
Purchases of previously transferred financial assets		0	0
US Government-sponsored Enterprises [Member]
Cash Flow Received And Paid To Nonconsolidated Securitization Entities [Line Items]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale	112	629	131
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	8,676	32,796	59,815
Cash Flows Between Transferor and Transferee, Servicing Fees	70	693	999
Representations and warranties obligations	(66)	(108)	(143)
Cash Flows Between Transferor and Transferee, Receipts on Transferor's Interest in Transferred Financial Assets, Other	70	(96)	(13)
Cash flows received on retained interests in securitization entities		0	0
Purchases of previously transferred financial assets		(876)	(2,537)
Private Placement [Member]
Cash Flow Received And Paid To Nonconsolidated Securitization Entities [Line Items]
Cash Flows Between Transferor and Transferee, Proceeds from New Transfers	0	5	722
Cash Flows Between Transferor and Transferee, Servicing Fees	0	63	201
Representations and warranties obligations	0	(7)	(38)
Cash Flows Between Transferor and Transferee, Receipts on Transferor's Interest in Transferred Financial Assets, Other	0	255	187
Cash flows received on retained interests in securitization entities		71	68
Purchases of previously transferred financial assets		$ (12)	$ (222)